Related parties (Tables)	12 Months Ended
Dec. 31, 2017
Related Party [Abstract]
Disclosure of interests in subsidiaries
The Company has interests in significant subsidiaries and joint ventures as follows:

Name	Country of incorporation	Principal activities	Interest %
			Dec 31 2017	Dec 31 2016
Significant subsidiaries:
Methanex Asia Pacific Limited	Hong Kong	Marketing & distribution	100%	100%
Methanex Europe NV	Belgium	Marketing & distribution	100%	100%
Methanex Methanol Company, LLC	United States	Marketing & distribution	100%	100%
Egyptian Methanex Methanol Company S.A.E. ("Methanex Egypt")	Egypt	Production	50%	50%
Methanex Chile S.A.	Chile	Production	100%	100%
Methanex New Zealand Limited	New Zealand	Production	100%	100%
Methanex Trinidad (Titan) Unlimited	Trinidad	Production	100%	100%
Methanex U.S.A. LLC	United States	Production	100%	100%
Methanex Louisiana LLC	United States	Production	100%	100%
Waterfront Shipping Company Limited[2]	Cayman Islands	Shipping	100%	100%
Significant joint ventures:
Atlas Methanol Company Unlimited[1]	Trinidad	Production	63.1%	63.1%

[1]	Summarized financial information for the group’s investment in Atlas is disclosed in note 6.

[2]	Waterfront Shipping Company Limited has a controlling interest in multiple ocean going vessels owned through less than wholly-owned entities as disclosed in note 23.
Set out below is summarized financial information for each of our subsidiaries that have non-controlling interests. The amounts disclosed are before inter-company eliminations.

As at			Dec 31 2017			Dec 31 2016
	Methanex Egypt	Other[1]	Total	Methanex Egypt	Other[1]	Total
Current assets	$248,032	$27,240	$275,272	$155,422	$12,123	$167,545
Non-current assets	720,356	105,375	825,731	746,202	116,314	862,516
Current liabilities	(231,259)	(12,489)	(243,748)	(177,088)	(14,622)	(191,710)
Non-current liabilities	(293,184)	(76,090)	(369,274)	(339,369)	(84,540)	(423,909)
Net assets	443,945	44,036	487,981	385,167	29,275	414,442
Carrying amount of Methanex non-controlling interests	$216,599	$27,748	$244,347	$188,099	$20,416	$208,515

For the years ended December 31			2017			2016
	Methanex Egypt	Other[1]	Total	Methanex Egypt	Other[1]	Total
Revenue	$285,017	$32,094	$317,111	$111,728	$26,148	$137,876
Net and total comprehensive income (loss)	65,241	6,981	72,222	(79,963)	4,781	(75,182)
Net and total comprehensive income (loss) allocated to Methanex non-controlling interests	55,470	3,492	58,962	(18,069)	2,389	(15,680)
Equity contributions by non-controlling interests	$—	$8,170	$8,170	$—	$25	$25
Distributions paid and accrued to non-controlling interests	$(26,970)	$(4,330)	$(31,300)	$(23,264)	$(1,410)	$(24,674)

For the years ended December 31			2017			2016
	Methanex Egypt	Other[1]	Total	Methanex Egypt	Other[1]	Total
Cash flows from (used in) operating activities	$131,175	$19,538	$150,713	$(23,992)	$17,718	$(6,274)
Cash flows from (used in) financing activities	(27,365)	(3,250)	(30,615)	(24,929)	55,891	30,962
Cash flows from (used in) investing activities	$(18,839)	$(605)	$(19,444)	$(4,637)	$(70,516)	$(75,153)

[1]	Other is comprised of multiple ocean going vessels controlled by Waterfront Shipping Company Limited through less than wholly-owned entities.

Disclosure of transactions between related parties
Remuneration of non-management directors and senior management, which includes the members of the executive leadership team, is as follows:

For the years ended December 31	2017	2016
Short-term employee benefits	$5,214	$5,315
Post-employment benefits	583	650
Other long-term employee benefits	43	47
Share-based compensation expense[1]	40,668	16,172
Total	$46,508	$22,184
[1]  Balance includes realized and unrealized gains (losses) from share-based compensation awards granted.